UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.9%
	Shares	Value
CONSUMER DISCRETIONARY — 5.2%
Bright Horizons Family Solutions*	95,000	$4,776,600
CST Brands	475,000	19,812,250
Helen of Troy*	80,000	7,008,800
John Wiley & Sons, Cl A	355,000	20,192,400
Wolverine World Wide	865,000	26,581,450

		78,371,500

CONSUMER STAPLES — 10.5%
B&G Foods	730,000	22,192,000
Casey’s General Stores	250,000	20,545,000
Elizabeth Arden*	430,000	6,050,100
Fresh Market*	950,000	33,383,000
Lancaster Colony	230,000	20,621,800
Post Holdings*	215,000	10,092,100
Snyder’s-Lance	870,000	25,691,100
TreeHouse Foods*	250,000	20,315,000

		158,890,100

ENERGY — 2.2%
Denbury Resources	1,900,000	16,739,000
Forum Energy Technologies*	740,000	17,212,400

		33,951,400

FINANCIALS — 19.0%
Allied World Assurance Company Holdings	715,000	29,415,100
Argo Group International Holdings	480,000	23,515,200
Bryn Mawr Bank	425,000	12,788,250
Community Bank System	475,000	16,601,250
CVB Financial	1,345,000	21,049,250
Endurance Specialty Holdings	660,000	39,850,800
Financial Engines	640,200	26,997,234
First Financial Bankshares	520,000	15,059,200
Independent Bank	260,000	10,847,200
James River Group Holdings	160,000	3,782,400
Navigators Group*	170,000	13,268,500

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
NBT Bancorp	325,000	$7,848,750
Prosperity Bancshares	345,000	18,402,300
UMB Financial	690,000	34,355,100
Washington Trust Bancorp	345,000	12,771,900

		286,552,434

HEALTH CARE — 18.8%
Aceto	360,000	6,976,800
Cantel Medical	290,000	12,989,100
Cepheid*	448,200	25,144,020
Genomic Health*	243,500	6,591,545
Globus Medical, Cl A*	850,000	20,306,500
Halyard Health*	175,000	8,484,000
ICU Medical*	210,000	17,717,700
Insulet*	520,000	15,522,000
Integra LifeSciences Holdings*	535,000	31,447,300
Masimo*	440,000	14,854,400
Medidata Solutions*	345,000	18,433,350
NuVasive*	525,000	23,483,250
Omnicell*	450,000	15,988,500
Owens & Minor	345,000	11,633,400
Phibro Animal Health, Cl A	175,000	5,558,000
STERIS	430,000	28,595,000
West Pharmaceutical Services	352,000	18,754,560

		282,479,425

INDUSTRIALS — 16.9%
Actuant, Cl A	865,000	20,604,300
Brady, Cl A	655,000	17,442,650
CLARCOR	575,000	37,375,000
EnPro Industries	59,800	3,827,798
Esterline Technologies*	250,000	27,822,500
Gorman-Rupp	110,625	2,999,044
John Bean Technologies	58,000	2,238,220
Lydall*	345,000	9,259,800
Raven Industries	700,000	13,958,000

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
RBC Bearings*	325,000	$23,721,750
Ritchie Bros. Auctioneers	700,000	17,703,000
Standex International	210,000	16,982,700
TriMas*	1,125,000	31,691,250
WOODWARD	600,000	28,230,000

		253,856,012

INFORMATION TECHNOLOGY — 18.3%
Blackbaud	650,000	32,844,500
Bottomline Technologies*	414,200	11,083,992
Cardtronics*	490,000	18,487,700
FleetMatics Group*	600,000	27,348,000
Guidewire Software*	690,000	34,465,500
LogMeIn*	425,000	27,276,500
Mentor Graphics	455,000	10,888,150
PROS Holdings*	865,000	19,228,950
Qlik Technologies*	725,000	25,222,750
Qualys*	605,000	29,959,600
WEX*	345,000	38,884,950

		275,690,592

MATERIALS — 3.0%
American Vanguard	600,000	6,546,000
H.B. Fuller	345,000	14,410,650
Innospec	220,000	9,614,000
Sensient Technologies	215,000	14,052,400

		44,623,050

TOTAL COMMON STOCK (Cost $1,124,600,799)		1,414,414,513

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CASH EQUIVALENTS — 6.2%**
Fidelity Institutional Money Market Funds - Treasury Only Portfolio, Cl I, 0.010%	33,692,470	$33,692,470
Fidelity Treasury Portfolio, Cl I, 0.010%	59,898,432	59,898,432

(Cost $1,218,191,701)†		$1,508,005,415

Percentages are based on Net Assets of $1,505,922,035.

*	Non-income producing security.
**	Rate reported in the 7-day effective yield as of April 30, 2015.

Cl — Class

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $1,218,191,701 and the unrealized appreciation and depreciation were $324,288,442 and ($34,474,728) respectively.

As of April 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-1400

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%
	Shares	Value
CONSUMER DISCRETIONARY — 11.5%
Advance Auto Parts	45,000	$6,435,000
Bed Bath & Beyond*	175,000	12,330,500
Cabela’s*	255,000	13,448,700
CST Brands	170,000	7,090,700
John Wiley & Sons, Cl A	200,000	11,376,000
Panera Bread, Cl A*	80,000	14,598,400
Sally Beauty Holdings*	130,000	4,057,300
Tupperware Brands	160,000	10,697,600

		80,034,200

CONSUMER STAPLES — 10.0%
Flowers Foods	970,000	21,669,800
J.M. Smucker	170,000	19,706,400
McCormick	275,000	20,707,500
Molson Coors Brewing, Cl B	100,000	7,351,000

		69,434,700

ENERGY — 4.4%
Core Laboratories	100,000	13,128,000
Denbury Resources	1,000,000	8,810,000
Frank’s International	425,000	8,840,000

		30,778,000

FINANCIALS — 16.5%
Allied World Assurance Company Holdings	350,000	14,399,000
Arthur J. Gallagher	325,000	15,544,750
Commerce Bancshares	330,000	14,094,300
Cullen/Frost Bankers	219,400	16,003,036
Endurance Specialty Holdings	225,000	13,585,500
Northern Trust	220,000	16,093,000
Prosperity Bancshares	250,000	13,335,000
Willis Group Holdings	250,000	12,157,500

		115,212,086

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — 20.8%
Align Technology*	150,000	$8,826,000
C.R. Bard	55,000	9,161,900
Cepheid*	209,400	11,747,340
Cooper	80,000	14,245,600
Edwards Lifesciences*	80,000	10,132,000
Laboratory Corporation of America Holdings*	70,000	8,369,200
Mettler-Toledo International*	24,000	7,608,240
Sirona Dental Systems*	185,000	17,158,750
St. Jude Medical	335,000	23,466,750
STERIS	125,000	8,312,500
Teleflex	80,000	9,836,800
Waters*	75,000	9,389,250
Zoetis, Cl A	150,000	6,663,000

		144,917,330

INDUSTRIALS — 12.6%
Actuant, Cl A	300,000	7,146,000
CLARCOR	145,000	9,425,000
Donaldson	200,000	7,474,000
Dover	230,000	17,415,600
Esterline Technologies*	95,000	10,572,550
Parker-Hannifin	100,000	11,936,000
Rockwell Automation	160,000	18,976,000
Verisk Analytics, Cl A*	70,000	5,252,800

		88,197,950

INFORMATION TECHNOLOGY — 19.6%
Altera	300,000	12,504,000
ANSYS*	163,000	13,991,920
Fortinet*	100,000	3,774,000
Guidewire Software*	190,000	9,490,500
Informatica*	380,000	18,266,600
PTC*	425,000	16,294,500
Red Hat*	275,000	20,696,500

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
SolarWinds*	130,000	$6,341,400
Splunk*	100,000	6,634,500
WEX*	165,000	18,597,150
Xilinx	225,000	9,756,000

		136,347,070

MATERIALS — 1.5%
Aptargroup	165,000	10,241,550

TOTAL COMMON STOCK (Cost $557,935,747)		675,162,886

CASH EQUIVALENTS — 3.7%**
Fidelity Institutional Money Market Funds - Treasury Only Portfolio, Cl I, 0.010%	25,791,000	25,790,999
Fidelity Treasury Portfolio, Cl I, 0.010%	486	486

TOTAL CASH EQUIVALENTS (Cost $25,791,485)		25,791,485

TOTAL INVESTMENTS— 100.6% (Cost $583,727,232)†		$700,954,371

Percentages are based on Net Assets of $696,719,058.

*	Non-income producing security.
**	Rate reported in the 7-day effective yield as of April 30, 2015.

Cl —Class

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $583,727,232, and the unrealized appreciation and depreciation were $128,477,828 and ($11,250,689) respectively.

As of April 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2015
(Unaudited)

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-2100

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN ALL
CAP FUND
APRIL 30, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%
	Shares	Value
CONSUMER DISCRETIONARY — 5.5%
Comcast, Cl A	3,000	$173,280
DIRECTV*	2,000	181,410
Tribune Media, Cl A	1,500	84,105

		438,795

CONSUMER STAPLES — 16.8%
Coca-Cola	3,500	141,960
Darling Ingredients*	11,000	150,260
Diageo ADR	3,000	333,060
Philip Morris International	4,500	375,615
Unilever ADR	3,500	153,370
Wal-Mart Stores	2,300	179,515

		1,333,780

ENERGY — 14.3%
BP ADR	6,000	258,960
Cameco	7,000	123,060
Devon Energy	2,000	136,420
Hess	1,600	123,040
National Oilwell Varco	3,300	179,553
Suncor Energy	9,500	309,700

		1,130,733

FINANCIALS — 11.6%
American International Group	4,700	264,563
Bank of New York Mellon	4,600	194,764
M&T Bank	1,000	119,670
U.S. Bancorp	3,400	145,758
Willis Group Holdings	4,100	199,383

		924,138

HEALTH CARE — 18.8%
Abbott Laboratories	3,200	148,544
Allscripts Healthcare Solutions*	8,000	106,400
Baxter International	3,000	206,220
Express Scripts Holding*	3,200	276,480

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN ALL
CAP FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
GlaxoSmithKline ADR	2,600	$119,990
Johnson & Johnson	2,000	198,400
Roche Holding ADR	5,000	179,400
Sanofi ADR	5,000	252,750

		1,488,184

INDUSTRIALS — 6.6%
Deere	2,500	226,300
General Electric	11,000	297,880

		524,180

INFORMATION TECHNOLOGY — 16.0%
Altera	2,100	87,528
eBay*	2,500	145,650
Informatica*	3,000	144,210
International Business Machines	950	162,726
Microsoft	2,900	141,056
Oracle	4,500	196,290
PTC*	4,000	153,360
QUALCOMM	3,500	238,000

		1,268,820

MATERIALS — 4.9%
Agrium	1,050	108,811
Potash Corporation of Saskatchewan	8,500	277,440

		386,251

TELECOMMUNICATION SERVICES — 1.6%
Verizon Communications	2,500	126,100

TOTAL COMMON STOCK (Cost $7,408,219)		7,620,981

CASH EQUIVALENT — 4.5%**
Fidelity Institutional Money Market Funds - Treasury Only Portfolio, Cl I, 0.010% (Cost $358,288)	358,288	358,288

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN ALL
CAP FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TOTAL INVESTMENTS— 100.6% (Cost $7,766,507)†		$7,979,269

Percentages are based on Net Assets of $7,927,915.

*	Non-income producing security.
**	Rate reported in the 7-day effective yield as of April 30, 2015.

ADR — American Depositary Receipt

Cl — Class

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $7,766,507, and the unrealized appreciation and depreciation were $447,995 and ($235,233) respectively.

As of April 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-003-0300

3	CHAMPLAIN INVESTMENT	PARTNERS

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015